1998
                __________________________________
                 Special Situations        Annual
                 Fund III, L.P.            Report


















































                     SPECIAL SITUATIONS FUND III, L.P.
                     ----------------------------------

                           INDEX TO ANNUAL REPORT
                              DECEMBER 31, 1998


____________________________________________________________________

                                                              PAGE
                                                              ----
Independent auditors' report                                    1


Statement of financial condition                                2


Portfolio of investments                                        3


Statement of operations                                        10


Statement of changes in partners' capital                      11


Notes to the financial statements                              12

























                         INDEPENDENT AUDITORS' REPORT
                         -----------------------------


TO THE PARTNERS OF
 SPECIAL SITUATIONS FUND III, L.P.:

         We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 1998, the related statement of operations for the year then ended and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. at December 31, 1998, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                 ANCHIN, BLOCK & ANCHIN LLP


New York, New York
February 9, 1998





                                       1

                      SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)
                       STATEMENT OF FINANCIAL CONDITION
                               DECEMBER 31, 1998



ASSETS - NOTE 2
Investments, at fair value (cost $113,072,112)                    $ 131,753,608
Cash and cash equivalents                                            13,651,178
Receivable for investments sold                                       2,227,218
Other assets                                                             75,140
                                                               ----------------
Total Assets                                                      $ 147,707,144
                                                               ----------------
                                                               ----------------

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4                            $   7,600,334
Securities sold short, at fair value                                  3,239,460
          (proceeds $4,522,398) Note 10
Payable forinvestments purchased - Note 2                             1,699,810
Administrator's fee payable - Note 7                                    244,230
Accrued expenses                                                         79,013
                                                               ----------------
 Total Liabilities                                                $  12,862,847
                                                               ----------------

Partners' Capital- Notes 1,3 and 4
Limited partners                                                  $ 122,658,907
Corporate general partner                                             6,473,686
,ndividual general partners                                           5,711,704
                                                               ----------------
Total Partners' Capital                                             134,844,297
                                                               ----------------
Total Liabilities and Partners' Capital                           $ 147,707,144
                                                               ----------------
                                                               ----------------







_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.


                                       2
                         SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1998

Shares                           Common Stocks                        Value
-------------------------------------------------------------------------------
               Aerospace 3.27%
  171,500      Aviation General Inc.                               $    514,500
  371,500      SPACEHAB, Incorporated                                 3,900,750
                                                                      ---------
                                                                      4,415,250
                                                                      ---------
               Automotive 0.01%
  289,000      Steel City Products, Inc.                                 14,450
                                                                      ---------
               Biotechnology 2.63%
  375,200      Anika Therapeutics, Inc.                               2,016,700
   40,300      ArQule, Inc.                                             198,981
  266,800      Cell Therapeutics, Inc.                                  800,400
   70,500      Tripos, Inc.                                             537,562
                                                                      ---------
                                                                      3,553,643
                                                                      ---------
               Broadcasting 0.70%
  421,900      Accom, Inc.                                              263,687
  440,200      Film Roman, Inc. (a)                                     687,812
                                                                      ---------
                                                                        951,499
                                                                      ---------
              Building Materials 0.02%
  162,000     Lincoln Logs, Ltd. (a)                                     22,680
                                                                      ---------
              Communications Products 0.94%
  449,800     MicroFrame, Inc. (a)                                    1,265,062
                                                                      ---------
              Component Equipment 0.28%
   60,800     SeaChange International, Inc.                             372,400
                                                                      ---------
              Computer Equipment 3.86%
    3,000     Artecon, Inc.                                               3,562
  233,000     Blue Wave Systems, Inc.                                   815,500
  380,600     Check Technology Corporation (a)                        1,112,066
  277,600     Media 100, Inc.                                         1,630,900
  461,700     Netrix Corporation                                      1,096,537
  189,000     Tridex Corporation (a)                                    543,375
                                                                      ---------
                                                                      5,201,940
                                                                      ---------
_____________________________________________________________________________
               See the accompanying Notes to the Financial Statements
                                       3
                         SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1998


Shares                      Common Stocks (Continued)                 Value
-------------------------------------------------------------------------------
               Computer Training 0.14%
    56,899     Mentortech, Inc.                                    $    184,921
                                                                      ---------
               Electronic Componets 6.36%
   233,200     AMX Corporation                                        1,865,600
   153,200     AstroPower, Inc.                                       1,474,550
   393,579     Barringer Technologies, Inc.(a)                        3,394,615
    80,700     Frequency Electronics, Inc.                              807,000
    81,100     Energy Conversion Devices, Inc.                          587,975
   376,000     Stocker & Yale, Inc. (a)                                 446,500
                                                                      ---------
                                                                      8,576,240
                                                                      ---------
               Energy Services 0.04%
    53,833     TGC Industries, Inc. (a)                                  53,833
                                                                      ---------
               Gold Mining 0.91%
 2,182,000     MK Gold Company (a)                                    1,227,375
                                                                      ---------
               Healthcare Management 3.31%
   373,900     Mednet International, Ltd.                               459,897
   495,000     Mednet International, Ltd. - Mercer                    1,237,500
   330,000     Physicians' Specialty Corp.                            2,763,750
                                                                      ---------
                                                                      4,461,147
                                                                      ---------
               Healthcare-Specialized Products & Services 0.17%
   223,529     Accuhealth, Inc. (a)                                     223,529
                                                                      ---------
               Housewares 0.42%
    22,200     Salton, Inc.                                             568,875
                                                                      ---------
               Internet Services 0.90%
    31,700     InfoSpace.com, Inc.                                    1,208,562
                                                                      ---------
               Manufacturer-Consumer Products 1.40%
   262,800     Zindart Limited                                        1,888,875
                                                                      ---------
               Medical - Drugs 1.57%
   556,267     Cubist Pharmaceuticals, Inc.                           2,120,768
                                                                      ---------

 ______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       4
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1998


Shares                     Common Stocks (Continued)                 Value
-------------------------------------------------------------------------------

               Medical Devices & Equipment 14.91%
   412,500     Aksys, Ltd.                                         $  1,778,906
   934,200     Applied Imaging Corporation                            1,985,175
   156,325     Cardiac Control Systems, Inc.                             46,897
   324,100     EndoSonics Corporation                                 3,220,744
   435,100     EP MedSystems, Inc.                                    1,686,012
   490,200     Hemagen Diagnostics, Inc. (a)                            390,628
   425,700     Image Guided Technologies, Inc. (a)                       53,212
   697,700     IRIDEX Corporation                                     2,965,225
 1,211,700     Laserscope, Inc. (a)                                   2,120,475
   272,727     Medical Graphics Corporation (Restricted)                323,863
   442,700     Optical Sensors Incorporated                             608,712
   273,200     Precision Optics Corporation                             239,050
    22,080     Schick Technologies, Inc.                                223,560
   367,300     Thoratec Laboratories Corporation                      2,617,012
   208,200     Zoll Medical Corporation                               1,847,775
                                                                     ----------
                                                                     20,107,246
                                                                     ----------
               Medical Information Systems 2.48%
   325,000     BioReliance Corporation                                2,600,000
   285,500     CIMA Labs Inc.                                           749,437
                                                                      ---------
                                                                      3,349,437
                                                                      ---------
               Medical-Drugs 1.55%
   224,300     EPIX Medical, Inc.                                     2,088,794
                                                                      ---------
               Paper-Packaging 0.03%
   593,749     Chase Packaging Corporation                               35,625
                                                                      ---------
               Retail 14.88%
   263,000     1-800 CONTACTS, INC.                                   4,734,000
   127,700     CyberShop International, Inc.                          1,452,587
   194,700     EZCORP, Inc.                                           1,630,612
   763,000     Jos.A Bank Clothiers, Inc. (a)                         6,104,000
   610,400     One Price Clothing Stores, Inc.                        3,052,000
   151,200     Travis Boats & Motors, Inc.                            3,099,600
                                                                     ----------
                                                                     20,072,799
                                                                     ----------
______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       5
                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                              DECEMBER 31, 1998


Shares                   Common Stocks (Continued)                    Value
-------------------------------------------------------------------------------

               Savings & Loan 0.64%
   323,300     Meritor Savings Bank                                 $   858,766
                                                                        -------
               Software 21.79%
   304,800     ANSYS, Inc.                                            3,352,800
   186,500     C*ATS Software, Inc.                                   1,398,750
    90,588     Connect, Inc.                                            249,117
    39,400     Emultek Ltd.                                             128,050
   311,900     Enlighten Software Solutions, Inc. (a)                   721,269
   261,225     Enterprise Software, Inc.                              1,306,125
   768,800     Expert Software, Inc. (a)                              1,561,625
   393,240     Fourth Shift Corporation                               1,769,580
   311,300     Gensym Corporation                                       972,812
   252,500     Mechanical Dynamics, Inc.                              2,083,125
   312,700     OrCad, Inc.                                            2,657,950
   300,500     Rogue Wave Software, Inc.                              2,629,375
   810,000     Silicon Valley Research, Inc.                            251,100
   862,069     Silicon Valley Research, Inc. (Restricted)               267,241
    71,800     Telescan, Inc.                                           655,175
   257,800     Template Software, Inc.                                1,152,044
    59,400     TSR, Inc.                                                616,275
   130,600     TSR, Inc. (Restricted)                                 1,354,975
   528,900     ULTRADATA Corporation (a)                              2,842,837
   188,003     Versant Corporation (a)                                  411,257
   472,500     Versant Corporation (Restricted) (a)                     945,000
   842,200     White Pine Software, Inc. (a)                          2,060,500
                                                                      ---------
                                                                     29,386.982
                                                                     ----------
               Specialty Financial 4.30%
   221,000     Medallion Financial Corporation                        3,163,062
   288,900     MFC Bancorp Ltd.                                       2,636,220
                                                                      ---------
                                                                      5,799,282
                                                                      ---------
               Technology CAD/CAM/CAE 1.90%
   719,300     Spatial Technology, Inc. (a)                           2,562,506
                                                                     ----------


_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                                      6
                       SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1998


Shares                     Common Stocks (Continued)                  Value
-------------------------------------------------------------------------------

               Telecommunication 0.80%
  215,400      Corsair Communications, Inc.                          1,077,000
                                                                     ---------
               Transportation 2.24%
  152,400      Aramex International Limited                          1,752,600
  845,000      Country Wide Transport Services, Inc.                 1,267,500
                                                                     ---------
                                                                     3,020,100
                                                                     ---------
         Total Common Stocks 92.45%                                124,669,586
                                                                   -----------


Shares                        Preferred Stocks                         Value
_______________________________________________________________________________

               Energy Services 0.28%
  150,000      TGC Industrices, Inc.  (a)                           $   375,000

               Healthcare-Specialized Products & Services 0.63%
  425,000      Accuhealth, Inc. convertible preferred (a)               850,000

               Medical Devices 0.99%
   23,437      KeraVision, Inc. convertible preferred                 1,341,768
                                                                      ---------
          Total Preferred Stocks 1.90%                                2,566,768
                                                                      ---------


Principal                      Corporate Bonds                         Value
_______________________________________________________________________________

               Building Materials 0.11%
  150,000      Lincoln Logs, Ltd., convertible subordinated,        $   150,000
                 debentures, due 6/30/98 (a)

               Savings & Loan 0.83%
1,315,000      Westfed Holdings, Inc., convertible subordinated,      1,111,175
                 debentures, due 9/15/99                              ---------

         Total Corporate Bonds 0.94%                                  1,261,175
_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                      7
                         SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1998


Warrants                          Warrants                            Value
-------------------------------------------------------------------------------
               Biotechnology 0.09%
  226,900      Diacrin, Inc. 12/31/00                            $     113,450
                                                                     ----------
               Broadcasting 0.00%
   43,125      Children's Broadcasting Corporation 1/8/01                 -
                                                                      ---------
               Electronic Components 1.24%
  229,167      Barringer Technologies, Inc. 5/9/00                    1,527,396
  200,000      Energy Conversion Devices, Inc. 7/31/01                  143,760
                                                                      ---------
                                                                      1,671,156
                                                                      ---------
               Medical Devices & Equipment 0.02%
   27,731      Cardiac Control Systems, Inc. 3/31/99 (Restricted)          -
  200,000      Hemagen Diagnostics, Inc. 2/28/01                         28,125
                                                                        -------
                                                                         28,125
                                                                        -------
               Medical Information Systems 0.00%
1,100,000      LifeRate Systems, Inc. 11/14/07                             -
1,100,000      LifeRate Systems, Inc. 11/14/07 (Restricted)                -
                                                                        -------
                                                                           -
                                                                        -------

               Medical-Drugs 0.27%
  233,334      Cubist Pharmaceuticals, Inc. 9/23/03                    364,584
                                                                       --------
               Retail 0.04%
   95,000      PawnMart, Inc. A 3/11/03                                 29,687
   90,000      PawnMart, Inc. B 3/11/04                                 23,906
                                                                       --------
                                                                        53,593
                                                                       --------
               Software 0.02%
   75,000      Prologic Management Systems, Inc. 3/14/99                  -
  862,069      Silicon Valley Research, Inc. 4/15/99                      -
  236,250      Versant Corporation 12/28/01 (a)                         29,531
                                                                      ---------
                                                                        29,531
                                                                      ---------
          Total Warrants 1.68%                                        2,260,439
_____________________________________________________________________________
             See the accompanying Notes to the Financial Statements
                                      8
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1998



Units                              Units                               Value
_______________________________________________________________________________

               Communications Products 0.49%
  133,621      MicroFrame, Inc.(a)                              $      659,754
                                                                   -----------

               Housing-Construction 0.10%
  281,600      Boulevard Investment Group                              140,800
                                                                   -----------
               Software 0.15%
  629,310      Silicon Valley Research, Inc. (Restricted)              195,086
                                                                   -----------
          Total Units 0.74%                                            995,640
                                                                   -----------
          TOTAL INVESTMENTS 97.71%                              $  131,753,608
                                                                   -----------



                            Securities Sold Short
Shares                           Common Stock                          Value
-------------------------------------------------------------------------------

               Computer Network 0.03%
    5,100      Telescape International, Inc.                        $    36,975
                                                                      ---------
               Electronic Componets 0.22%
   18,100      Exide Corporation                                        294,125
                                                                     ----------
               Healthcare-Drugs 1.08%
   15,000      Shared Medical Systems Corporation                       748,073
   36,900      Zonagen, Inc.                                            705,712
                                                                     ----------
                                                                      1,453,785
                                                                     ----------
               Medical Devices & Equipment 0.56%
  112,100      Possis Medical, Inc.                                     756,675
                                                                     ----------



_____________________________________________________________________________
                See the accompanying Notes to the Financial Statments

                                      9
                       SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1998


                            Securities Sold Short
Shares                    Common Stocks (Continued)                      Value
-------------------------------------------------------------------------------

               Software 0.51%
   15,500      ModaCAD, Inc.                                            263,500
   54,300      TRO Learning, Inc.                                       434,400
                                                                     ----------
                                                                        697,900
                                                                     ----------
         TOTAL SECURITIES SOLD SHORT 2.40%                          $ 3,239,460
                                                                     ----------


(a) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

    All percentages are relative to Partners' Capital.























_____________________________________________________________________________
              See the accompanying Notes to the Financial Statements.

                                     10
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 1998


_____________________________________________________________________________


INCOME

Net realized loss on investments                              $    (505,252)
Net unrealized loss on investments                              (18,533,382)
                                                                ------------
Net loss on investment portfolio                                (19,038,634)
Interest                                                            565,536
Dividends                                                           330,614
                                                                 -----------
Total                                                           (18,142,484)
                                                                 -----------
                                                                 -----------


EXPENSES

Administrator's fee - Note 7                                    $  1,150,846
Professional fees                                                    277,465
Independent General Partners' fees                                    30,000
Other                                                                118,933
                                                                 ------------
Total                                                              1,577,244
                                                                 ------------
Net Loss                                                        $(19,719,728)
                                                                 ------------
                                                                 ------------












______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                                     11
                          SPECIAL SITUATIONS FUND III,L.P.
                             (A Limited Partnership)
                    STATEMENT OF CHANGES IN PARTNERS' CAPTIAL
______________________________________________________________________________

                    Per Limited             Corporate  Individual
                     Partners'   Limited     General    General
                       Unit      Partners    Partner    Partners    Total
                     ----------  ---------  ---------- ----------- ----------

YEAR ENDED
 DECEMBER 31, 1997:

BALANCE,
 DECEMBER 31, 1996          $  134,152,825 $ 5,279,461 $4,035,214$143,467,500
 Capital contributions           4,743,293       -           -      4,743,293
 Transfers                          -          (50,000)    50,000      -
 Allocation of net income:
   Corporate General
     Partner (20%)                  -        7,007,988      -       7,007,988
   Partners (80%)               26,003,482   1,252,423    776,048  28,031,953
Repurchases                     (9,244,023) (3,500,000)(1,000,000)(13,744,023)
                                ----------- ----------- --------- ------------
BALANCE,
  DECEMBER 31, 1997   $25,000   155,655,577   9,989,872  3,861,262 169,506,711
                      -------
SIX MONTHS ENDED
 JUNE 30, 1998:
 Capital contributions           2,417,500       -           -      2,417,500
 Transfers                             -     (1,484,482) 1,484,482       -
 Allocation of net loss (618)   (3,909,999)   (210,384)  (132,229) (4,252,612)
                      -------
 Repurchases                   (11,492,351)     -            -    (11,492,351)
                                ----------- ----------- ---------- -----------
BALANCE,
 JUNE 30, 1998        $25,000  142,670,727   8,295,006  5,213,515  156,179,248
                      -------
SIX MONTHS ENDED
 DECEMBER 31, 1998:
 Capital contributions           1,732,500       -           -      1,732,500
 Transfers                           -      (1,118,385) 1,118,385       -
 Allocation of net loss(2,449) (14,143,985)   (702,935)  (620,196)(15,467,116)
                       -------
 Repurchases                    (7,600,335)                        (7,600,335)
                                ----------- -----------  --------- -----------
BALANCE,
 DECEMBER 31, 1998    $25,000 $122,658,907  $6,473,686  $5,711,704 134,844,297
                      ------- ------------  ----------  ---------- -----------

See Note 4 for changes in Units outstanding.

_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                     12
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                        NOTES TO THE FINANCIAL STATEMENTS


NOTE 1- GENERAL:

        Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund will continue until December 31, 2010 unless further extended or sooner terminated as provided for in the Agreement of Limited Partnership (the "Agreement").

        The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

        The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

        The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

        Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.





                                     13
                          SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                          NOTES TO THE FINANCIAL STATEMENTS



NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        Cash and cash equivalents include cash held in money market funds.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

        Profits are allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% to MGP.

        Losses are allocated to the partners in proportion to the number of Units held by each; provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner's capital account divided by $25,000.

        As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17 of each year.







                                     14
                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                           NOTES TO THE FINANCIAL STATEMENTS



NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        In May 1998, the Fund offered to repurchase up to 687.6969 Units (10% of its outstanding Units at June 30, 1998). 459.6940 Units were tendered for repurchase.

        In November 1998, the Fund offered to repurchase up to 631.6470 Units (10% of its outstanding Units at December 31, 1998). 304.0134 Units were tendered for repurchase.

        The Fund also has the right to sell additional Units at the beginning of each fiscal period.

        Changes in Units outstanding are as follows:

                                            Corporate   Individual
                                 Limited     General      General
                                 Partners    Partner      Partners    Total
                                __________  __________  __________  __________

Balance, December 31, 1998      5,366.1129    211.1784    161.4086  5,738.6999
Additional units sold             189.7317       -           -        189.7317
Transfers                            -         (2.0000)     2.0000       -
Semi-annual adjustment of Units 1,040.1393    330.4164     31.0419  1,401.5976
Repurchases                      (369.7609)  (140.0000)   (40.0000)  (549.7609)
                                 -----------  ----------   ---------  ---------

Balance, December 31, 1997      6,226.2230    399.5948    154.4505   6,780.2683
Additional units sold              96.7000       -            -         96.7000
Transfers                            -        (59.3793)    59.3793        -
Semi-annual adjustment of Units  (156.4000)    (8.4154)    (5.2892)  (170.1046)
Repurchases                      (459.6940)      -            -      (459.6940)
                                -----------   ----------  ---------  ----------

Balance, June 30, 1998          5,706.8290     331.8001    208.5406  6,247.1697
Additional units sold              69.3000        -           -         69.3000
Transfers                            -         (44.7354)    44.7354       -
Semi-annual adjustment of Units  (565.7594)    (28.1174)   (24.8078) (618.6846)
Repurchases                      (304.0134)        -           -     (304.0134)
                                -----------    ---------   --------- ----------
                                4,906.3562     258.9473    228.4682  5,393.7717
                                -----------    ---------   --------- ----------



                                     15
                           SPECIAL SITUATIONS FUND III,L.P.
                               (A Limited Partnership)

                         NOTES TO THE FINANCIAL STATEMENTS



NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the year ended December 31, 1998 aggregated $167,713,435 and $172,993,834, respectively.


NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the respective share of the Fund's income and expenses reported for income tax purposes.


NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.


NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:

                                                     Years Ended
                                                     December 31,
                                      -----------------------------------------
                                      1998     1997    1996     1995    1994
                                      ----     ----    ----     -----   ----

   Ratio of total expenses            1.02%    .98%    1.00%    1.18%   1.19%
      to average net assets

   Ratio of net income              (12.73%) 21.84%   39.58%   38.09%  11.18%
      (loss) to average net assets

   Portfolio turnover rate         (114.61%) 139.7%   228.0%   245.2%  233.4%








                                     16
                          SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)

                          NOTES TO THE FINANCIAL STATEMENTS




NOTE 9- RETURN ON PARTNER INVESTMENT:

        At December 31, 1998, the value of a $25,000 investment made at each respective subscription date is as follows:

              Subscription Date                  Value
              -----------------                  -----
               January 1, 1994                  $54,263
               January 1, 1995                   49,607
               July 1, 1995                      43,925
               January 1, 1996                   36,631
               July 1, 1996                      27,653
               January 1, 1997                   26,172
               July 1, 1997                      24,790
               January 1, 1998                   21,994
               July 1, 1998                      22,551


NOTE 10- SECURITIES SOLD SHORT:

         The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.


















                                     17